Financial Risk Management and Fair Values of Financial Instruments - Summary of Undiscounted Balances of Financial Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	¥ 2,900	¥ 3,306
Promissory notes	998	998
Corporate bonds	2,999	2,998
Lease liabilities	27,961	32,325
Other obligations	2,627	2,778
Short-term bank loans	740	5,564
Commercial papers	7,000	8,995
Bills payable	5,482
Accounts payable and accrued liabilities	134,437	121,564
Amounts due to ultimate holding company	1,640	1,779
Amounts due to related parties	12,225	10,893
Amounts due to domestic carriers	2,291	2,174
Dividend payable		920
Financial liabilities	201,300	194,294
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	428	448
Promissory notes	34	34
Corporate bonds	1,088	108
Lease liabilities	11,757	11,085
Other obligations	2,529	2,657
Short-term bank loans	751	5,704
Commercial papers	7,007	9,116
Bills payable	5,482
Accounts payable and accrued liabilities	134,437	121,564
Amounts due to ultimate holding company	1,640	1,779
Amounts due to related parties	9,315	7,984
Amounts due to domestic carriers	2,291	2,174
Dividend payable		920
Financial liabilities	176,759	163,573
Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	469	434
Promissory notes	1,030	34
Corporate bonds	2,034	1,088
Lease liabilities	10,352	10,183
Other obligations	15	46
Amounts due to related parties	132	132
Financial liabilities	14,032	11,917
Between 2 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	1,215	1,344
Promissory notes		1,030
Corporate bonds		2,034
Lease liabilities	6,203	12,112
Other obligations	27	29
Amounts due to related parties	3,172	3,304
Financial liabilities	10,617	19,853
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	1,372	1,710
Lease liabilities	1,498	1,430
Other obligations	58	49
Financial liabilities	¥ 2,928	¥ 3,189